Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 445,400	kr 426,900
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 227,500	kr 216,800
Percentage of net exposures	51.10%	50.80%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 11,600	kr 11,400
Percentage of net exposures	2.60%	2.70%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 2,300	kr 5,100
Percentage of net exposures	0.50%	1.20%
Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0	kr 0
Percentage of net exposures	0.00%	0.00%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 37,200	kr 32,200
Percentage of net exposures	8.40%	7.60%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 166,700	kr 161,300
Percentage of net exposures	37.40%	37.80%
Interest-bearing securities and lending
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 349,500	kr 330,100
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 154,300	kr 140,500
Percentage of net exposures	44.20%	42.50%
Interest-bearing securities and lending | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 11,100	kr 10,900
Percentage of net exposures	3.20%	3.30%
Interest-bearing securities and lending | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 2,300	kr 5,100
Percentage of net exposures	0.70%	1.60%
Interest-bearing securities and lending | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 32,000	kr 26,600
Percentage of net exposures	9.20%	8.10%
Interest-bearing securities and lending | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 149,700	kr 147,100
Percentage of net exposures	42.80%	44.60%
Committed undisbursed loans, derivatives, etc.
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 96,000	kr 96,800
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 73,200	kr 76,300
Percentage of net exposures	76.30%	78.90%
Committed undisbursed loans, derivatives, etc. | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 600	kr 600
Percentage of net exposures	0.60%	0.60%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5,200	kr 5,700
Percentage of net exposures	5.40%	5.80%
Committed undisbursed loans, derivatives, etc. | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 17,000	kr 14,200
Percentage of net exposures	17.70%	14.70%